intangible assets and goodwill - Pro forma disclosures (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating segments
Operating revenues and other income	$ 5,082	$ 4,974	$ 10,139	$ 9,906
Operating revenues and other income	5,104		10,223
Net income (loss)	(245)	$ 221	56	$ 361
Net income (loss)	(257)		$ 8
Basic		$ 0.15	$ 0.22	$ 0.24
Basic			0.18
Diluted		$ 0.15	0.22	$ 0.24
Diluted			$ 0.18
Workplace Options
Operating segments
Reported Operating revenues and other income of acquiree	33		$ 33
Reported Net income (loss) of acquiree	$ (10)		$ (10)